Stock-Based Compensation (Details) - Schedule of Stock Options Activity - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2023
Schedule Of Stock Options Activity Abstract
Stock Options, Outstanding Beginning Balance	3,503,790
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 2.06
Weighted Average Remaining Contractual Life, Outstanding Beginning Balance	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 6,831
Stock Options, Options granted	253,250
Weighted Average Exercise Price, Options granted	$ 4.68
Stock Options, Options forfeited	(15,844)
Weighted Average Exercise Price,Options forfeited	$ 3.68
Stock Options, Options cancelled	(20,368)
Weighted Average Exercise Price, Options cancelled	$ 1.95
Stock Options, Options exercised	(126,247)
Weighted Average Exercise Price, Options exercised	$ 2.16
Stock Options, Outstanding Ending Balance	3,594,581
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.22
Weighted Average Remaining Contractual Life, Outstanding Ending Balance	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 2,823
Stock Options, Options vested and exercisable	2,847,580
Weighted Average Exercise Price, Options vested and exercisable	$ 1.74
Weighted Average Remaining Contractual Life, Options vested and exercisable	6 years 3 months 18 days
Aggregate Intrinsic Value, Options vested and exercisable	$ 2,752